Environmental Protection Agency (Details Narrative) - USD ($)		12 Months Ended
	Jan. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 08, 2022	Jan. 06, 2022
Payments for Deposits		$ 19,000,000
Liabilities current		7,472,326	$ 10,155,582
Monthly fee		20,000
Restricted cash		6,476,000	6,476,000
Amortization expense		1,632,674	712,713
Environment protection agency cost recovery liability, net of discount		9,574,140
Interest payable		154,743
Interest payable		24,587	24,587
Interest expense			156,343
Net liability			7,941,466
Gain on extinguishment EPA debt			8,614,103
Monthly instalments		100,000
Monthly costs water treatment charges		100,000
Prepaid expense		94,582	170,729
Third Party [Member]
Payment bond		4,475,000
Bunker Hill Mine [Member]
Capitalized carring value		6,402,425
Liabilities current		3,000,000
Liabilities non current		5,000,000
Discount purchase price		3,402,425
EPA Settlement Agreement Amendment [Member]
Payment bond		17,000,000
Payment to amended settlement			17,000,000
Letter of credit		2,001,000
Secured deposits		6,476,000	$ 6,476,000
EPA Settlement Agreement Amendment [Member] | Payment Bond One [Member]
Payment bond		9,999,000
EPA Settlement Agreement Amendment [Member] | Payment Bond Two [Member]
Payment bond		5,000,000
Environmental Protection Agency Agreement [Member]
Discount on debt	$ 8,000,000	$ 17,000,000		$ 9,000,000	$ 8,000,000
Environmental Protection Agency Agreement [Member] | Common Stock [Member]
Remaining payments purchase assets	$ 2,000,000